Condensed consolidated statements of profit or loss and other comprehensive income (unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Revenue from customers	$ 0	$ 328
Grant revenue	6,619	440
Total revenue	6,619	768
Expenses:
Employee benefits expenses	4,136	2,016
Consultancy expenses	2,437	2,200
Administrative and other expenses	6,589	5,485
Share based listing expenses	0	106,017
Raw materials and consumables used	167	586
Depreciation expense	73	27
Finance costs, net	532	1,509
Share in loss of jointly controlled entities	300	120
(Gain)/loss on derivative financial instruments	(1,960)	164,296
Total expenses	12,274	282,256
Net loss before income tax	(5,655)	(281,488)
Income tax benefit	0	2
Net loss	(5,655)	(281,486)
Other comprehensive incomes:
(Loss)/gain on foreign currency translation	185	(241)
Total comprehensive loss for the year	$ (5,470)	$ (281,727)
Net loss per share:
Basic loss per share (in usd per share)	$ (0.19)	$ (66.44)
Diluted loss per share (in usd per share)	$ (0.19)	$ (66.44)
Weighted average number of common shares outstanding, basic (in shares)	29,974	4,237
Weighted average number of common shares outstanding, diluted (in shares)	29,974	4,237